GAIN/(LOSS) ON SALE OF ASSETS AND TERMINATION OF CHARTERS (Narrative) (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2022 USD ($) vessel	Dec. 31, 2021 USD ($)	Aug. 27, 2021 USD ($)
Other Income And Expenses
Lessor, finance lease, number of lease assets sold | vessel	2
Financial guarantee [Member]
Other Income And Expenses
Amount guaranteed by Ship Finance			$ 83,000,000
Financial guarantee [Member] | Seadrill
Other Income And Expenses
Accounts payable			3,000,000
Financial guarantee [Member] | SFL Hercules Ltd. (“SFL Hercules”)
Other Income And Expenses
Cash contribution			5,000,000
West Linus
Other Income And Expenses
Bareboat charter revenues, per day	$ 55,000
SFL Hercules Ltd. (“SFL Hercules”) | Financial guarantee [Member]
Other Income And Expenses
Cash contribution			$ 5,000,000
Front Force and Front Energy
Other Income And Expenses
Gain (loss) on sale of loans and leases	1,500,000
Proceeds from sale of vessels and termination of charters	65,400,000
MSC Alice
Other Income And Expenses
Gain (loss) on sale of loans and leases	11,700,000
Proceeds from sale of vessels and termination of charters	13,500,000
West Taurus
Other Income And Expenses
Gain (loss) on disposition of property plant equipment		$ 600,000
Front Force and Front Energy
Other Income And Expenses
Termination fee on termination of charters	$ 4,500,000